Redeemable Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable Non-Controlling Interest [Abstract]
Schedule of Redeemable Non-Controlling Interests

The change in the balance of the redeemable non-controlling interests for the years ended December 31, 2023, 2024 and 2025 is as follows:

Redeemable non-controlling interest	Amount
RMB
Balance as of December 31, 2022	76,671,233
Re-designation	76,041,096
Accretion to redemption value of mezzanine equities	5,931,507
Balance as of December 31, 2023	158,643,836
Accretion to redemption value of mezzanine equities	10,027,398
Balance as of December 31, 2024	168,671,234
Accretion to redemption value of mezzanine equities	7,726,027
Converted into ordinary shares of the VIE upon the completion of the IPO	(176,397,261)
Balance as of December 31, 2025	—